Discontinued Operations and Assets and Liabilities Classified as Held for Sale - Disclosure of Assets and Liabilities Held for Sale (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Assets held for sale	£ 2,645	£ 0
Liabilities held for sale	3,912	£ 0
Derivative financial instruments
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Liabilities held for sale	95
Other financial liabilities at FVTPL
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Liabilities held for sale	27
Deposits by customers
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Liabilities held for sale	3,769
Deposits by banks
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Liabilities held for sale	21
Derivative financial instruments
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Assets held for sale	143
Other financial assets at fair value through profit or loss
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Assets held for sale	16
Loans and advances to customers
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Assets held for sale	2,486
CIB business transfer to SLB
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Assets held for sale	2,037
Liabilities held for sale	3,912
CIB business transfer to SLB | Derivative financial instruments
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Liabilities held for sale	95
CIB business transfer to SLB | Other financial liabilities at FVTPL
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Liabilities held for sale	27
CIB business transfer to SLB | Deposits by customers
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Liabilities held for sale	3,769
CIB business transfer to SLB | Deposits by banks
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Liabilities held for sale	21
CIB business transfer to SLB | Derivative financial instruments
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Assets held for sale	143
CIB business transfer to SLB | Other financial assets at fair value through profit or loss
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Assets held for sale	16
CIB business transfer to SLB | Loans and advances to customers
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Assets held for sale	1,878
Sale of residential mortgages
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Assets held for sale	608
Liabilities held for sale	0
Sale of residential mortgages | Derivative financial instruments
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Liabilities held for sale	0
Sale of residential mortgages | Other financial liabilities at FVTPL
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Liabilities held for sale	0
Sale of residential mortgages | Deposits by customers
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Liabilities held for sale	0
Sale of residential mortgages | Deposits by banks
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Liabilities held for sale	0
Sale of residential mortgages | Derivative financial instruments
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Assets held for sale	0
Sale of residential mortgages | Other financial assets at fair value through profit or loss
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Assets held for sale	0
Sale of residential mortgages | Loans and advances to customers
Disclosure of Assets and Liabilities Classified as Held for Sale [Line Items]
Assets held for sale	£ 608